Other Receivables and Prepayments, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other Receivables and Prepayments, net
Deposits (Note a)		¥ 342,703	¥ 236,066
Cash advanced to staff		12,847	16,272
Loans to staff		30,402	12,262
VAT receivable		791,156	555,899
Interest receivable		25,871	16,905
Advances to suppliers related to financing activities (Note b)		1,502,046	855,755
Advances to suppliers related to procurement activities		646,027	263,001
Prepaid expenses		152,179	92,452
Others		170,965	245,213
Total	$ 564,714	¥ 3,674,196	¥ 2,293,825